PREPAID EXPENSES AND OTHER CURRENT ASSETS - Summary of balances of loans receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	¥ 294,733		¥ 998,835
Less: Allowance for credit losses	(1,250)		(7,207)
Financial assets receivable, net	293,483	$ 40,207	991,628
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	0		9,149
Less: Allowance for credit losses	0		(6,367)	¥ (17,991)	¥ (27,255)
Financial assets receivable, net	¥ 0		¥ 2,782